Provisions	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions
Provisions
Provisions consisted of the following:

	At December 31
	2018			2017
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Product warranty and recall campaigns	€2,745	€4,015	€6,760	€2,676	€4,049	€6,725
Sales incentives	5,999	—	5,999	5,377	—	5,377
Legal proceedings and disputes	849	428	1,277	125	551	676
Commercial risks	442	272	714	481	334	815
Restructuring	134	31	165	26	44	70
Other risks	314	815	1,129	324	792	1,116
Total Provisions	€10,483	€5,561	€16,044	€9,009	€5,770	€14,779

Changes in Provisions were as follows:

	At January 1, 2018	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Other changes	At December 31, 2018
	(€ million)
Product warranty and recall campaigns	€6,725	€3,241	€(3,272)	€—	€180	€(118)	€4	€6,760
Sales incentives	5,377	14,514	(14,014)	(35)	162	—	(5)	5,999
Legal proceedings and disputes	676	971	(113)	(67)	(6)	(59)	(125)	1,277
Commercial risks	815	426	(457)	(65)	21	(27)	1	714
Restructuring costs	70	105	(26)	(3)	—	(4)	23	165
Other risks	1,116	323	(230)	(84)	17	(2)	(11)	1,129
Total Provisions	€14,779	€19,580	€(18,112)	€(254)	€374	€(210)	€(113)	€16,044

Product warranty and recall campaigns
At December 31, 2018, the Product warranty and recall campaigns provision was substantially in line with 2017. During the year ended December 31, 2018, an additional amount of €114 million was accrued in relation to costs for recall campaigns related to Takata airbag inflators, net of recovery. At December 31, 2017, the Product warranty and recall campaigns provision included €102 million of charges recognized within Cost of revenues in the Consolidated Income Statement for the year ended December 31, 2017 for the estimated costs associated with an expansion of the recall campaigns related to an industry-wide recall of airbag inflators resulting from parts manufactured by Takata, of which €29 million related to the previously announced recall in NAFTA and €73 million related to the preventative safety campaigns in LATAM. Refer to Note 25, Guarantees granted, commitments and contingent liabilities, for additional information. The cash outflow for the non-current portion of the Product warranty and recall campaigns provision is primarily expected within a period through 2021.
Sales incentives
As described within Note 2, Basis of preparation - Use of estimates, the Group records the estimated cost of sales incentive programs offered to dealers and consumers as a reduction to revenue at the time of sale of the vehicle to the dealer.
Legal proceedings and disputes
None of the provisions within the total Legal proceedings and disputes provision are individually significant except for the provision of €748 million recognized during the year ended December 31, 2018, for costs related to final settlements reached on civil, environmental and consumer claims related to U.S. diesel emissions matters (refer to Note 25, Guarantees granted, commitments and contingent liabilities).
As described within Note 2, Basis of preparation - Use of estimates, a provision for legal proceedings is recognized when it is deemed probable that the proceedings will result in an outflow of resources. As the ultimate outcome of pending litigation is uncertain, the timing of cash outflows for the Legal proceedings and disputes provision is also uncertain.
Commercial risks
Commercial risks arise in connection with the sale of products and services, such as onerous maintenance contracts, and as a result of certain regulatory emission requirements. For items such as onerous maintenance contracts, a provision is recognized when the expected costs to complete the services under these contracts exceed the revenues expected to be realized. A provision for fines related to certain regulatory emission requirements that can be settled with cash fines is recognized at the time vehicles are sold based on the estimated cost to settle the obligation, measured as the sum of the cost of regulatory credits previously purchased plus the amount, if any, of the fine expected to be paid in cash. The cash outflow for the non-current portion of the Commercial risks provision is primarily expected within a period through 2021.
Other risks
Other risks includes, among other items: provisions for disputes with suppliers related to supply contracts or other matters that are not subject to legal proceedings, provisions for product liabilities arising from personal injuries including wrongful death and potential exemplary or punitive damages alleged to be the result of product defects, disputes with other parties relating to contracts or other matters not subject to legal proceedings and management's best estimate of the Group’s probable environmental obligations, which also includes costs related to claims on environmental matters. The cash outflow for the non-current portion of the Other risks provision is primarily expected within a period through 2021.